           STANDARD AND POOR'S DEPOSITARY RECEIPTS-TM-  ("SPDRS")-TM-

                              SPDR TRUST SERIES 1

                            A UNIT INVESTMENT TRUST

                                 ANNUAL REPORT

                               DECEMBER 31, 1995










"S&P", "S&P 500", "Standard & Poor's", "Standard & Poor's Depositary Receipts", and "SPDRs" are trademarks of McGraw-Hill, Inc. and have been licensed for use by PDR Services Corporation and the American Stock Exchange, Inc. The Trust, however, is not sponsored by or affiliated with Standard & Poor's Corporation or McGraw-Hill, Inc.

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1995

------------------------------------------------------------------
COMMON STOCKS                              SHARES        VALUE
------------------------------------------------------------------
Abbott Laboratories......................  173,061  $    7,225,297
Advanced Micro Devices, Inc..............   22,820         376,530
Aetna Life & Casualty Co.................   24,891       1,723,702
Ahmanson (H.F.) & Co.....................   25,819         684,204
Air Products & Chemicals, Inc............   24,428       1,288,577
Airtouch Communications Inc. *...........  108,303       3,059,560
Alberto-Culver Co., Class B..............    6,164         211,888
Albertson's Inc..........................   55,404       1,821,407
Alcan Aluminum Ltd.......................   49,168       1,530,354
Alco Standard Corp.......................   24,374       1,112,064
Alexander & Alexander Services, Inc......    9,546         181,374
Allergan Pharmaceuticals, Inc............   13,358         434,135
Allied Signal, Inc.......................   61,934       2,941,865
Allstate Corp............................   97,926       4,027,207
Alltel Corp..............................   41,205       1,215,548
Aluminum Co. of America..................   39,037       2,064,081
Alza Corp., Class A *....................   17,497         433,051
Amdahl Corp. *...........................   26,175         222,488
Amerada Hess Corp........................   20,450       1,083,850
American Brands, Inc.....................   39,645       1,769,158
American Electric Power Co., Inc.........   40,659       1,646,690
American Express Co......................  105,702       4,373,420
American General Corp....................   44,601       1,555,460
American Greetings Corp., Class A........   16,364         452,056
American Home Products Corp..............   67,831       6,579,607
American International Group, Inc........  103,587       9,581,798
American Stores Co.......................   32,835         878,336
Ameritech Corp...........................  120,894       7,132,746
Amgen Inc. *.............................   58,010       3,444,344
Amoco Corp...............................  108,288       7,783,200
AMP Inc..................................   46,808       1,796,257
AMR Corp. *..............................   16,368       1,215,324
Andrew Corp. *...........................    8,569         327,764
Anheuser-Busch Cos., Inc.................   55,861       3,735,704
Apple Computer, Inc......................   26,626         848,704
Applied Materials Inc....................   38,670       1,522,631
Archer-Daniels-Midland Co................  115,688       2,082,384
Armco Inc. *.............................   23,861         140,183
Armstrong World Industries, Inc..........    8,192         507,904
ASARCO, Inc..............................    9,078         290,496
Ashland Inc..............................   13,863         486,938
AT & T Corp..............................  347,491      22,500,042
Atlantic Richfield Co....................   35,166       3,894,635
Autodesk, Inc............................   10,420         356,885
Automatic Data Processing, Inc...........   31,462       2,336,054
Avery Dennison Corp......................   11,878         595,385
Avon Products, Inc.......................   15,042       1,133,791
Baker Hughes, Inc........................   31,093         757,892
Ball Corp................................    6,645         182,738
Bally Entertainment Group *..............   10,663         149,282
Baltimore Gas & Electric Co..............   32,510         926,535
Banc One Corp............................   85,361       3,222,378
Bank of Boston Corp......................   24,570       1,136,363

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COMMON STOCKS                              SHARES        VALUE
------------------------------------------------------------------
Bank of New York Inc.....................   43,672      $2,129,010
BankAmerica Corp.........................   80,797       5,231,606
Bankers Trust Co. (N.Y.).................   17,291       1,149,852
Bard (C.R.) Inc..........................   12,123         390,967
Barnett Banks Inc........................   21,400       1,262,600
Barrick Gold Corp........................   77,323       2,039,394
Bausch & Lomb, Inc.......................   12,593         498,998
Baxter International, Inc................   60,431       2,530,548
Becton, Dickinson & Co...................   14,483       1,086,225
Bell Atlantic Corp.......................   95,240       6,369,175
BellSouth Corp...........................  216,989       9,439,022
Bemis Co., Inc...........................   11,195         286,872
Beneficial Corp..........................   11,646         542,995
Bethlehem Steel Corp. *..................   21,982         307,748
Beverly Enterprises Inc. *...............   19,004         201,918
Biomet, Inc. *...........................   25,351         453,149
Black & Decker Corp......................   18,924         667,071
Block (H&R) Inc..........................   23,042         933,201
Boatmen's Bancshares, Inc................   27,794       1,136,080
Boeing Co................................   74,878       5,868,563
Boise Cascade Corp.......................    9,754         337,732
Boston Scientific Corp. *................   35,255       1,727,495
Briggs & Stratton Corp...................    6,466         280,463
Bristol-Myers Squibb Co..................  110,604       9,498,119
Brown Group, Inc.........................    3,959          56,416
Brown-Forman Corp., Class B..............   15,167         553,596
Browning-Ferris Industries, Inc..........   45,940       1,355,230
Brunswick Corp...........................   21,015         504,360
Burlington Northern Santa Fe.............   30,816       2,403,648
Burlington Resources, Inc................   27,913       1,095,585
Cabletron Systems Inc. *.................   15,615       1,264,815
Campbell Soup Co.........................   54,601       3,276,060
Capital Cities/ABC, Inc..................   33,634       4,149,595
Carolina Power & Light Co................   34,127       1,177,382
Caterpillar, Inc.........................   43,096       2,531,890
Centex Corp..............................    6,188         215,033
Central & South West Corp................   42,273       1,178,360
Ceridian Corp. *.........................   14,458         596,393
Champion International Corp..............   20,410         857,220
Charming Shoppes, Inc....................   23,349          67,128
Chase Manhattan Corp.....................   38,321       2,323,211
Chemical Banking Corp....................   54,545       3,204,519
Chevron Corp.............................  142,199       7,465,448
Chrysler Corp............................   83,590       4,628,796
Chubb Corp...............................   18,973       1,835,638
CIGNA Corp...............................   15,934       1,645,186
Cincinnati Milacron Inc..................    7,467         196,009
CINergy Corp.............................   34,365       1,052,428
Circuit City Stores Inc..................   21,301         588,440
Cisco Systems Inc. *.....................   59,416       4,433,919
Citicorp.................................   92,780       6,239,455
Clorox Co................................   11,418         817,814
Coastal Corp.............................   23,139         861,928

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

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COMMON STOCKS                              SHARES        VALUE
------------------------------------------------------------------
Coca Cola Co.............................  273,734  $   20,324,750
Colgate-Palmolive Co.....................   31,748       2,230,297
Columbia / HCA Healthcare Corp...........   96,995       4,922,496
Columbia Gas Systems, Inc. *.............   11,117         487,758
Comcast Corp., Class A...................   51,901         943,949
Comerica Incorporated....................   24,328         976,161
Community Psychiatric Centers............    9,928         121,618
Compaq Computer Corp. *..................   57,890       2,778,720
Computer Associates International Inc....   52,610       2,992,194
Computer Sciences Corp. *................   11,892         835,413
ConAgra, Inc.............................   52,016       2,145,660
Conrail Inc..............................   17,280       1,209,600
Consolidated Edison Co. of N.Y., Inc.....   51,440       1,646,080
Consolidated Freightways, Inc............    8,759         232,114
Consolidated Natural Gas Co..............   20,205         916,802
Cooper Industries Inc....................   23,770         873,548
Cooper Tire & Rubber Co..................   18,410         453,346
Coors (Adolph) Co., Class B..............    8,591         190,076
CoreStates Financial Corp................   30,703       1,162,876
Corning Inc..............................   50,125       1,604,000
CPC International Inc....................   31,995       2,195,657
Crane Co.................................    6,894         254,216
Cray Research, Inc. *....................    5,974         147,857
Crown Cork & Seal Co., Inc. *............   19,814         827,235
CSX Corp.................................   46,116       2,104,043
Cuc International Inc. *.................   38,076       1,299,344
Cummins Engine Co., Inc..................    7,957         294,409
Cyprus Amax Minerals Co..................   20,357         531,827
Dana Corp................................   21,716         635,193
Darden Restaurants Inc...................   35,037         416,064
Data General Corp........................    7,938         109,148
Dayton-Hudson Corp.......................   15,737       1,180,275
Dean Witter Discover & Co................   36,858       1,732,326
Deere & Co...............................   57,163       2,014,996
Delta Air Lines Inc......................   11,227         829,395
Deluxe Corp..............................   17,692         513,068
Detroit Edison Co........................   31,808       1,097,376
Dial Corp................................   19,671         582,753
Digital Equipment Corp. *................   32,143       2,061,170
Dillard Department Stores, Inc., Class A.   24,945         710,933
Disney (Walt) Co. (The)..................  113,902       6,720,218
Dominion Resources Inc...................   38,088       1,571,130
Donnelley (R.R.) & Sons Co...............   33,685       1,326,347
Dover Corp...............................   25,031         923,018
Dow Chemical Co..........................   57,100       4,018,413
Dow Jones & Co., Inc.....................   21,225         846,347
Dresser Industries Inc...................   38,846         946,871
DSC Communications Corp..................   25,126         926,521
Du Pont (E.I.) de Nemours & Co., Inc.....  121,049       8,458,299
Duke Power Co............................   44,694       2,117,378
Dun & Bradstreet Corp....................   37,138       2,404,686

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COMMON STOCKS                              SHARES        VALUE
------------------------------------------------------------------
Eastern Enterprises......................    4,469  $      157,532
Eastman Chemical Co......................   17,868       1,118,984
Eastman Kodak Co.........................   74,502       4,991,634
Eaton Corp...............................   17,130         918,596
Echlin, Inc..............................   13,316         486,034
Echo Bay Mines Ltd.......................   25,202         261,471
Ecolab Inc...............................   14,114         423,420
EG & G Inc...............................   10,546         255,741
Emerson Electric Co......................   49,081       4,012,372
Engelhard Corp...........................   30,878         671,597
Enron Corp...............................   54,569       2,080,443
ENSERCH Corp.............................   15,257         247,926
Entergy Corp.............................   49,096       1,436,058
Exxon Corp...............................  270,891      21,705,141
Federal Express Corp. *..................   12,274         906,742
Federal Home Loan Mortgage Corp..........   39,585       3,305,348
Federal National Mortgage Assn...........   59,502       7,385,686
Federal Paper Board Co., Inc.............    9,865         511,747
Federated Department Stores Inc. *.......   44,304       1,218,360
First Bank Systems Inc...................   28,308       1,404,785
First Chicago NBD Corporation............   69,334       2,738,693
First Data Corp..........................   48,206       3,223,776
First Fidelity Bancorp...................   17,464       1,316,349
First Interstate Bancorp.................   16,590       2,264,535
First Union Corp.........................   37,535       2,087,884
Fleet Financial Group Inc................   53,702       2,188,357
Fleetwood Enterprises Inc................   10,321         265,766
Fleming Cos., Inc........................    8,374         172,714
Fluor Corp...............................   18,102       1,194,732
FMC Corp. *..............................    8,123         549,318
Ford Motor Co............................  234,243       6,793,047
Foster Wheeler Corp......................    8,294         352,495
FPL Group, Inc...........................   40,342       1,870,860
Freeport McMoran Copper & Gold...........   44,764       1,258,988
Fruit of the Loom Inc. *.................   14,898         363,139
Gannett Co., Inc.........................   30,626       1,879,671
Gap Inc. (The)...........................   31,378       1,317,876
General Dynamics Corp....................   13,880         820,655
General Electric Co......................  364,696      26,258,112
General Mills, Inc.......................   34,582       1,997,111
General Motors Corp......................  163,322       8,635,651
General Public Utilities Corp............   25,085         852,890
General Reinsurance Corp.................   17,978       2,786,590
General Signal Corp......................   10,078         326,275
Genuine Parts Co.........................   26,592       1,090,272
Georgia-Pacific Corp.....................   19,714       1,352,873
Giant Foods, Inc., Class A...............   13,053         411,170
Giddings & Lewis, Inc....................    7,518         124,047
Gillette Co..............................   96,952       5,053,623
Golden West Financial Corp...............   12,902         712,835
Goodrich (B.F.) Co.......................    5,820         396,488

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

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COMMON STOCKS                              SHARES        VALUE
------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The).........   33,539  $    1,521,832
Grace (W.R.) & Co........................   20,736       1,226,016
Grainger (W.W.) Inc......................   10,901          722,191
Great Atlantic & Pacific Tea Co., Inc....    8,772          201,756
Great Lakes Chemical Corp................   14,269        1,027,368
Great Western Financial Corp.............   30,099          767,524
GTE Corp.................................  211,642        9,312,248
Halliburton Co...........................   25,198        1,275,649
Handleman Co.............................    7,675           44,131
Harcourt General, Inc....................   16,081          673,392
Harland (John H.) Co.....................    6,777          141,470
Harnischfeger Industries, Inc............   10,336          343,672
Harrahs Entertainment Inc. *.............   22,599          548,026
Harris Corp..............................    8,569          468,082
Hasbro Inc...............................   19,323          599,013
Heinz (H.J.) Co..........................   79,895        2,646,522
Helmerich & Payne Inc....................    5,651          168,117
Hercules, Inc............................   24,312        1,370,589
Hershey Foods Corp.......................   17,105        1,111,825
Hewlett Packard Co.......................  111,627        9,348,761
Hilton Hotels Corp.......................   10,645          654,667
Home Depot, Inc. (The)...................  103,887        4,973,590
Homestake Mining Co......................   30,358          474,344
Honeywell, Inc...........................   28,005        1,361,743
Household International, Inc.............   21,061        1,245,232
Houston Industries Inc...................   57,510        1,394,617
Humana Inc. *............................   34,476          943,780
Illinois Tool Works Inc..................   25,420        1,499,780
Inco, Ltd................................   25,667          853,428
Ingersoll Rand Co........................   23,399          821,890
Inland Steel Industries Inc..............   10,055          252,632
Intel Corp...............................  179,589       10,191,676
Intergraph Corp. *.......................   10,631          167,438
International Business Machines Corp.....  124,009       11,377,826
International Flavors & Fragrances, Inc..   24,362        1,169,376
International Paper Co...................   55,609        2,106,191
Interpublic Group of Cos., Inc...........   17,002          737,462
ITT Corporation..........................   25,316        1,341,748
ITT Hartford Group Inc...................   25,316        1,224,662
ITT Industries Inc.......................   25,316          607,584
James River Corp. of Virginia............   18,094          436,518
Jefferson-Pilot Corp.....................   15,662          728,260
Johnson & Johnson........................  141,401       12,107,461
Johnson Controls Inc.....................    9,049          622,119
Jostens, Inc.............................    8,528          206,804
K Mart Corp..............................   98,716          715,691
Kaufman & Broad Home Corp................    7,721          114,850
Kellogg Co...............................   47,453        3,665,744
Kerr-McGee Corp..........................   11,266          715,391
Keycorp..................................   49,865        1,807,606
Kimberly-Clark Corp......................   61,086        5,054,866
King World Productions Inc. *............    8,070          313,721

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COMMON STOCKS                              SHARES        VALUE
------------------------------------------------------------------
Knight Ridder Inc........................   10,462  $      653,875
Kroger Co. *.............................   26,991       1,012,162
Laidlaw Inc..............................   58,333         597,913
Lilly (Eli) & Co.........................  120,494       6,777,787
Limited Inc. (The).......................   78,128       1,357,474
Lincoln National Corp....................   22,874       1,229,477
Liz Claiborne, Inc.......................   16,245         450,799
Lockheed Martin Corp.....................   43,833       3,462,807
Loews Corp...............................   25,831       2,024,505
Longs Drug Stores Corp...................    4,683         224,199
Loral Corp...............................   37,522       1,327,341
Louisiana Land & Exploration Co..........    6,832         292,922
Louisiana Pacific Corp...................   23,770         576,422
Lowes Cos., Inc..........................   34,724       1,163,254
LSI Logic Corporation *..................   27,914         914,184
Luby's Cafeterias Inc....................    5,160         114,810
Mallinckrodt Group Inc...................   16,935         616,011
Manor Care, Inc..........................   13,229         463,015
Marriot International, Inc...............   26,594       1,017,220
Marsh & McLennan Companies, Inc..........   15,828       1,404,735
Masco Corp...............................   34,585       1,085,104
Mattel, Inc..............................   48,664       1,496,418
May Department Stores Co.................   54,440       2,300,090
Maytag Corp..............................   23,685         479,621
MBNA Corp................................   32,740       1,207,287
McDermott International Inc..............   11,997         263,934
McDonald's Corp..........................  151,503       6,836,573
McDonnell Douglas Corp...................   24,637       2,266,604
McGraw-Hill Inc..........................   10,998         958,201
MCI Communications Corp..................  147,792       3,861,066
Mead Corp................................   11,792         616,132
Medtronic Inc............................   50,188       2,804,254
Mellon Bank Corp.........................   30,863       1,658,886
Melville Corp............................   22,332         686,709
Mercantile Stores Co., Inc...............    7,759         358,854
Merck & Co. Inc..........................  269,717      17,733,893
Meredith Corp............................    6,090         255,019
Merrill Lynch & Co., Inc.................   38,539       1,965,489
Micron Technology Inc....................   45,216       1,791,684
Microsoft Corp. *........................  129,303      11,346,338
Millipore Corp...........................    9,953         409,317
Minnesota Mining & Manufacturing Co......   91,810       6,082,412
Mobil Corp...............................   86,302       9,665,824
Monsanto Co..............................   25,241       3,092,022
Moore Corp., Ltd.........................   22,252         414,443
Morgan (J.P.) & Co., Inc.................   41,064       3,295,386
Morgan Stanley Group Inc.................   16,748       1,350,307
Morton International Inc.................   32,384       1,161,776
Motorola, Inc............................  128,695       7,335,615
Nacco Industries Inc., Class A...........    1,950         108,225
Nalco Chemical Co........................   14,992         451,634
National City Corp.......................   32,163       1,065,399

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

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COMMON STOCKS                              SHARES        VALUE
------------------------------------------------------------------
National Semiconductor Corp. *...........   27,296  $      607,336
National Service Industries, Inc.........   10,632         344,211
NationsBank Corp.........................   58,940       4,103,697
Navistar International Corp. *...........   16,117         169,228
New York Times Co. (The), Class A........   20,717         613,741
Newell Co................................   34,949         904,305
Newmont Mining Corp......................   19,150         866,537
Niagara Mohawk Power Corp................   32,306         310,945
NICOR Inc................................   10,811         297,302
Nike Inc., Class B.......................   31,406       2,186,643
Noram Energy Corp........................   28,004         248,535
Nordstrom Inc............................   17,882         724,221
Norfolk Southern Corp....................   28,362       2,251,234
Northern States Power Co.................   14,983         736,040
Northern Telecom Ltd.....................   55,349       2,380,007
Northrop Corp............................   10,676         683,264
Norwest Corp.............................   76,704       2,531,232
Novell Inc. *............................   79,492       1,132,761
Nucor Corp...............................   19,280       1,101,370
NYNEX Corp...............................   93,318       5,039,172
Occidental Petroleum Corp................   68,930       1,473,379
Ogden Corp...............................   10,452         223,411
Ohio Edison Co...........................   33,686         791,621
ONEOK Inc................................    6,098         139,492
Oracle Systems Corp. *...................   94,717       4,013,633
Oryx Energy Co. *........................   22,597         302,235
Outboard Marine Corp.....................    4,426          90,180
Owens-Corning Fiberglass Corp. *.........   11,129         499,414
P P & L Resources Inc....................   33,618         840,450
PACCAR Inc...............................    8,519         358,863
Pacific Enterprises......................   18,499         522,597
Pacific Gas & Electric Co................   92,907       2,636,236
Pacific Telesis Group....................   93,822       3,154,765
PacifiCorp...............................   61,926       1,315,927
Pall Corp................................   24,822         667,091
Panhandle Eastern Corp...................   31,483         877,589
Parker-Hannifin Corp.....................   16,273         557,350
Peco Energy Co...........................   48,769       1,469,166
Penney (J.C.) Co., Inc...................   49,318       2,348,770
Pennzoil Co..............................    9,937         419,838
Peoples Energy Corp......................    7,936         251,968
Pep Boys-Manny Moe & Jack................   13,327         341,504
PepsiCo Inc..............................  171,783       9,598,375
Perkin-Elmer Corp........................    9,363         353,453
Pfizer, Inc..............................  137,817       8,682,471
Pharmacia & Upjohn Inc...................  110,039       4,264,011
Phelps Dodge Corp........................   15,327         954,106
Philip Morris Companies Inc..............  183,179      16,577,699
Phillips Petroleum Co....................   56,746       1,936,457
Pioneer Hi Bred International Inc........   18,522       1,030,286
Pitney Bowes Inc.........................   33,351       1,567,497
Pittston Co..............................    8,881         278,641

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COMMON STOCKS                              SHARES        VALUE
------------------------------------------------------------------
Placer Dome Inc..........................   52,586  $    1,268,637
PNC Financial Corp.......................   69,172       2,230,797
Polaroid Corp............................    9,806         464,559
Potlatch Corp............................    6,429         257,160
PPG Industries Inc.......................   42,749       1,955,767
Praxair, Inc.............................   30,680       1,031,615
Premark International Inc................   13,603         688,652
Price-Costco Inc. *......................   41,627         634,812
Procter & Gamble Co......................  149,923      12,443,609
Providian Corp...........................   20,944         853,468
Public Service Enterprise Inc............   52,890       1,619,756
Pulte Corp...............................    5,792         194,756
Quaker Oats Co...........................   29,498       1,017,681
Ralston Purina Co........................   22,385       1,396,264
Raychem Corp.............................    9,578         544,749
Raytheon Co..............................   53,384       2,522,394
Reebok International Ltd.................   17,251         487,341
Republic New York Corp...................   11,775         731,522
Reynolds Metals Co.......................   13,909         787,597
Rite Aid Corp............................   18,426         631,090
Roadway Services, Inc....................    8,557         418,223
Rockwell International Corp..............   47,099       2,490,360
Rohm & Haas Co...........................   14,862         956,741
Rowan Companies, Inc. *..................   18,528         182,964
Royal Dutch Petroleum Co. (a)............  116,893      16,496,525
Rubbermaid Inc...........................   34,752         886,176
Russell Corp.............................    8,395         232,961
Ryans Family Steak Houses, Inc. *........   12,174          85,218
Ryder Systems, Inc.......................   17,451         431,912
SAFECO Corp..............................   27,817         959,686
Safety-Kleen Corp........................   13,192         206,125
Salomon Inc..............................   23,485         833,717
Santa Fe Energy Resources Inc. *.........   20,466         196,985
Santa Fe Pacific Gold Corp...............   27,556         334,116
Sara Lee Corp............................  105,124       3,350,827
SBC Communications Inc...................  132,855       7,639,162
SCE Corp.................................   97,994       1,739,393
Schering-Plough Corp.....................   80,238       4,393,030
Schlumberger Ltd.........................   52,908       3,663,879
Scientific-Atlanta Inc...................   16,830         252,450
Seagram Co. Ltd. (The)...................   81,672       2,827,893
Sears, Roebuck & Co......................   85,269       3,325,491
Service Corp. International..............   22,825       1,004,300
Shared Medical System....................    5,200         282,750
Sherwin-Williams Co......................   18,755         764,266
Shoney's Inc. *..........................    9,355          95,889
Sigma Aldrich Corp.......................   10,961         542,569
Silicon Graphics Inc. *..................   34,647         952,792
Snap On, Inc.............................    8,837         399,874
Sonat, Inc...............................   19,157         682,468
Southern Co..............................  144,845       3,566,808
Southwest Airlines Co....................   31,295         727,609

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

------------------------------------------------------------------
COMMON STOCKS                              SHARES        VALUE
------------------------------------------------------------------
Springs Industries, Inc..................    4,148  $      171,623
Sprint Corp..............................   76,347       3,044,337
St. Jude Medical Center, Inc. *..........   15,396         662,028
St. Paul Companies, Inc..................   18,413       1,024,223
Stanley Works (The)......................    9,835         506,502
Stone Container Corp.....................   20,196         290,317
Stride Rite Corp.........................   11,467          86,002
Sun Co., Inc.............................   16,675         456,478
Sun Microsystems, Inc. *.................   42,022       1,917,254
Suntrust Banks Inc.......................   24,955       1,709,417
Supervalu, Inc...........................   14,818         466,767
Sysco Corp...............................   40,126       1,304,095
Tandem Computers Inc. *..................   25,810         274,231
Tandy Corp...............................   14,342         595,193
Tektronix, Inc...........................    7,131         350,310
Tele-Communications Inc. *...............  142,613       2,834,433
Teledyne Inc.............................   11,960         306,475
Tellabs Inc. *...........................   19,366         716,542
Temple-Inland, Inc.......................   12,421         548,077
Tenet Healthcare Corp. *.................   43,941         911,776
Tenneco Inc..............................   38,929       1,931,852
Texaco Inc...............................   56,941       4,469,868
Texas Instruments, Inc...................   41,172       2,130,651
Texas Utilities Co.......................   49,425       2,032,603
Textron, Inc.............................   18,705       1,262,587
Thomas & Betts Corp......................    4,284         315,945
Time Warner Inc..........................   84,462       3,198,998
Times Mirror Co. Class A.................   24,790         839,761
Timken Co................................    7,073         270,542
TJX Companies Inc. (The).................   16,487         311,192
Torchmark Corp...........................   15,881         718,615
Toys R Us Co. *..........................   60,672       1,319,616
Transamerica Corp........................   15,065       1,097,862
Travelers Inc............................   69,993       4,400,810
Tribune Co...............................   14,293         873,660
Trinova Corp.............................    6,426         183,944
TRW, Inc.................................   13,952       1,081,280
Tyco Laboratories, Inc...................   32,934       1,173,274
U.S. Bancorp.............................   25,745         865,676
U.S. Surgical Corp.......................   12,752         272,574
Unicom Corp..............................   46,846       1,534,206
Unilever N. V. (a).......................   35,003       4,926,672
Union Camp Corp..........................   15,157         721,852


------------------------------------------------------------------
COMMON STOCKS                              SHARES        VALUE
------------------------------------------------------------------
Union Carbide Corp.......................   30,243  $    1,134,112
Union Electric Co........................   22,390         934,782
Union Pacific Corp.......................   45,023       2,971,518
Unisys Corp. *...........................   37,389         210,313
United Healthcare Corp...................   37,686       2,468,433
United States Healthcare Inc.............   33,586       1,561,749
United States West Inc...................  102,885       1,954,815
United Technologies Corp.................   26,893       2,551,473
Unocal Corp..............................   54,229       1,579,420
Unum Corp................................   15,889         873,895
US West, Inc.............................  103,051       3,684,073
USAir Group, Inc. *......................   12,917         171,150
USF&G Corp...............................   24,449         412,577
USLIFE Corp..............................    7,726         230,814
UST Inc..................................   42,102       1,405,154
USX-Marathon Group.......................   62,727       1,223,176
USX-U. S. Steel Group....................   18,109         556,852
V.F. Corp................................   14,067         742,034
Varity Corp. *...........................    8,297         308,026
Viacom Inc. *............................   78,566       3,722,064
Wachovia Corp............................   37,031       1,694,168
Wal-Mart Stores, Inc.....................  500,959      11,208,958
Walgreen Co..............................   53,790       1,606,976
Warner-Lambert Co........................   29,562       2,871,209
Wells Fargo & Co.........................   10,575       2,284,200
Wendy's International, Inc...............   22,580         479,825
Western Atlas Inc. *.....................   11,503         580,901
Westinghouse Electric Corp...............   85,665       1,413,473
Westvaco Corp............................   22,312         619,158
Weyerhaeuser Co..........................   44,032       1,904,384
Whirlpool Corp...........................   16,173         861,212
Whitman Corp.............................   23,226         540,005
Willamette Industries Inc................   12,122         681,863
Williams Companies, Inc. (The)...........   22,351         980,650
Winn-Dixie Stores, Inc...................   33,071       1,219,493
WMX Technologies, Inc....................  106,047       3,168,154
Woolworth Corp...........................   29,193         379,509
Worthington Industries, Inc..............   19,635         408,653
Wrigley (Wm) Jr. Co......................   25,445       1,335,863
Xerox Corp...............................   23,459       3,213,883
Yellow Corp..............................    6,438          79,670
                                                    --------------
Total Investments - (Cost  $827,188,930)            $1,001,211,658
                                                    --------------
                                                    --------------

(a) An American Depository Receipt (ADR) is a certficate issued by a U.S. Bank representing the right to receive securities of the foreign issuer described above.

(*) Denotes non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

SPDR Trust Series 1
Statement of Assets and Liabilities
December 31, 1995

------------------------------------------------------------------------------


ASSETS
 Investments in securities, at value (cost $827,188,930) (Note 2)                $1,001,211,658
 Cash................................................................                 4,575,805
 Receivable for investments sold.....................................                   672,844
 Dividends receivable (Note 2).......................................                 1,803,634
 Deferred organization costs (Note 2)................................                   227,328
                                                                                 --------------
TOTAL ASSETS.........................................................             1,008,491,269

LIABILITIES
 Payable for investments purchased...................................                   742,868
 Income distribution payable (Note 2)................................                 5,558,618
 Due to Sponsor (Note 3).............................................                   373,462
 Accrued trustee fees (Note 3).......................................                   287,793
 Accrued expenses and other liabilities..............................                   297,743
                                                                                 --------------
TOTAL LIABILITIES....................................................                 7,260,484
                                                                                 --------------
NET ASSETS...........................................................            $1,001,230,785
                                                                                 --------------
                                                                                 --------------

NET ASSETS REPRESENTED BY:
 Paid in surplus relating to 16,251,356 units of fractional undivided interest
 ("SPDRs") outstanding; unlimited units authorized (Note 4)..........               828,483,453
 Distribution in excess of net investment income.....................                (1,122,255)
 Accumulated net realized loss on investments........................                  (153,141)
 Net unrealized appreciation on investments..........................               174,022,728
                                                                                 --------------
NET ASSETS...........................................................             1,001,230,785
                                                                                 --------------
                                                                                 --------------
NET ASSET VALUE PER SPDR ($1,001,230,785 / 16,251,356 SPDRs).........                    $61.61
                                                                                 --------------
                                                                                 --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

SPDR Trust Series 1
Statement of Operations

------------------------------------------------------------------------------

                                                              FOR THE YEAR       FOR THE YEAR       FOR THE PERIOD
                                                                  ENDED              ENDED               ENDED
                                                            DECEMBER 31, 1995  DECEMBER 31, 1994   DECEMBER 31, 1993*
                                                            -----------------  -----------------   ------------------

INVESTMENT INCOME
 Dividend income (Note 2)..................................   $ 16,060,887(a)    $ 13,330,201        $ 6,772,508
                                                              ------------       ------------        -----------
EXPENSES
 Trustee expense (Note 3)..................................       909,805             668,953             299,165
 S & P License Fee.........................................       218,098               --                  --
 SEC registration expense..................................       136,000               --                156,250
 Amortization of organization costs (Note 2)...............       110,000             110,000             102,172
 Legal and audit services..................................        80,000             174,823              65,498
 Printing and postage expense..............................        20,000              15,250              75,000
 Miscellaneous expenses....................................         1,000               3,992              10,000
                                                              ------------       ------------        ------------
Total expenses.............................................     1,474,903             973,018             708,085
 Rebate from Sponsor (Note 3)..............................      (180,244)            (27,593)           (230,591)
                                                              ------------       ------------        ------------
Net expenses...............................................     1,294,659             945,425             477,494
 Trustee fees offset by earnings credit (Note 3)...........      (107,356)              --                  --
                                                              ------------       ------------        ------------
Net expenses after Trustee fees offset by earnings credit..     1,187,303             945,425             477,494
                                                              ------------       ------------        ------------

NET INVESTMENT INCOME......................................    14,873,584          12,384,776           6,295,014
                                                              ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investment transactions.......     6,289,657          (9,680,642)            202,429
 Net increase (decrease) in unrealized appreciation........   170,848,065         (10,145,765)         13,320,428
                                                              ------------       ------------         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.....   177,137,722         (19,826,407)         13,522,857
                                                              ------------       ------------         -----------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS......  $192,011,306         $(7,441,631)        $19,817,871
                                                              ------------       ------------         -----------
                                                              ------------       ------------         -----------

*    The Trust commenced operations on January 22, 1993.
(a)  Net of withholding tax expense of $109,162


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

SPDR Trust Series 1
Statement of Changes in Net Assets

------------------------------------------------------------------------------

                                                                   FOR THE YEAR      FOR THE YEAR      FOR THE PERIOD
                                                                       ENDED           ENDED                ENDED
                                                                DECEMBER 31, 1995  DECEMBER 31, 1994  DECEMBER 31, 1993(*)
                                                                -----------------  -----------------  --------------------

INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income.......................................    $   14,873,584      $ 12,384,776         $  6,295,014
 Net realized gain (loss) on investment transactions.........         6,289,657        (9,680,642)             202,429
 Net increase (decrease) in unrealized appreciation..........       170,848,065       (10,145,765)          13,320,428
                                                                 --------------      ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS........       192,011,306        (7,441,631)          19,817,871
                                                                 --------------      ------------         ------------

UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN
 PRICE OF UNITS ISSUED AND REDEEMED, NET.....................           325,692           374,852              672,224
                                                                 --------------      ------------         ------------

DISTRIBUTIONS TO UNITHOLDERS FROM:
 Net investment income.......................................       (14,873,584)      (12,844,467)          (6,646,991)
 In excess of net investment income..........................          (310,588)                0                    0
 Net realized gains..........................................          (128,321)                0             (202,429)
                                                                 --------------      ------------         ------------
TOTAL DISTRIBUTIONS TO UNITHOLDERS...........................       (15,312,493)      (12,844,467)          (6,849,420)
                                                                 --------------      ------------         ------------

NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE
 AND REDEMPTION OF SPDRS (NOTE 4)............................       401,629,719       (19,069,514)          441,385,991
                                                                 --------------      ------------         ------------

NET INCREASE (DECREASE) IN NET ASSETS DURING PERIOD..........       578,654,224       (38,980,760)          455,026,666
NET ASSETS AT BEGINNING OF PERIOD............................       422,576,561       461,557,321             6,530,655
                                                                 --------------      ------------         ------------
NET ASSETS END OF PERIOD (including undistributed net
 investment income (loss) of ($1,122,255), $235,408 and
 $320,247, respectively).....................................    $1,001,230,785      $422,576,561         $461,557,321
                                                                 --------------      ------------         ------------
                                                                 --------------      ------------         ------------

*   The Trust commenced operations on January 22, 1993.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

SPDR Trust Series 1
Financial Highlights
Selected data for a SPDR outstanding during the period

------------------------------------------------------------------------------

                                                              FOR THE YEAR       FOR THE YEAR         FOR THE PERIOD
                                                                  ENDED             ENDED                ENDED
                                                            DECEMBER 31, 1995   DECEMBER 31, 1994   DECEMBER 31, 1993 (1)
                                                            -----------------   -----------------   ---------------------

NET ASSET VALUE, BEGINNING OF PERIOD......................       $45.93               $46.62                $43.54
                                                                 ------               ------                ------

Investment Operations:
  Net investment income (2)...............................         1.26                 1.22                  1.15
  Net realized and unrealized gain (loss) on investments..        15.70                (0.68)                 3.06
                                                                 ------               ------                ------
Total from investment operations                                  16.96                 0.54                  4.21
                                                                 ------               ------                ------

Less distributions from:
  Net investment income...................................        (1.24)               (1.23)                 (1.10)
  In excess of net investment income......................        (0.03)                 --                     --
  Net realized gains......................................        (0.01)                0.00                  (0.03)
                                                                 ------               ------                ------
Total distributions.......................................        (1.28)               (1.23)                 (1.13)
                                                                 ------               ------                ------

NET ASSET VALUE, END OF PERIOD............................       $61.61               $45.93                $46.62
                                                                 ------               ------                ------
                                                                 ------               ------                ------

TOTAL INVESTMENT RETURN...................................        37.35%                1.15%                 9.78%

RATIOS AND SUPPLEMENTAL DATA
Ratio to average net assets:
  Net expenses (2)........................................         0.20%                0.20%                 0.20% (3)
  Net expenses after Trustee earnings credit (2)..........         0.19%                0.20%                 0.20% (3)
  Net investment income (2)...............................         2.35%                2.63%                 2.62% (3)
Portfolio turnover rate (4)...............................         4.02%                4.07%                 2.40%
NET ASSETS, END OF PERIOD (THOUSANDS).....................   $1,001,231             $422,577              $461,557
--------------------------------------------------------------------------------------------------------------------------

(1) The Trust commenced operations on January 22, 1993.
(2) Net of expenses reimbursed by the Sponsor. If the Trust had borne all expenses, net investment income per unit would have decreased by $0.01, $0.01 and $0.04 in 1995, 1994 and 1993, respectively, and the ratio of total expenses to average net assets would have increased by 0.03%, 0.01% and 0.10% (on an annualized basis) in 1995, 1994 and 1993, respectively.
(3) Annualized.
(4) Portfolio turnover ratio excludes securities received or delivered from processing creations or redemptions of SPDRs.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995


------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

SPDR Trust Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, which comprise the Standard & Poor's 500 Composite Price Index (the "S&P Index"). Each unit of fractional undivided interest in the Trust is referred to as a Standard & Poor's Depositary Receipt ("SPDR"). The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 SPDRs (equivalent to three "Creation Units" - see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements.
 Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION
Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security. If no closing sale price is available, then the security is valued at the closing bid price on the exchange which is deemed to be the principal market for the security. If there is no closing bid price available, valuation will be determined by the Trustee in good faith based on available information.

INVESTMENT TRANSACTIONS
Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS
The Trust declares and distributes dividends from net investment income to its unitholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1995


------------------------------------------------------------------------------

FEDERAL INCOME TAX
The Trust has qualified and intends to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Trust will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. The Trust has reclassified $5,687,578 of non-deductible security gains realized in 1995 in the in-kind redemption of Creation Units (Note 4) as an increase to paid in surplus in the Statement of Assets and Liabilities. During the year ended December 31, 1995, 100% of the Trust's dividends paid qualified for the dividends received deduction for corporate shareholders. The Trust incurred net capital losses of $147,423 during the period from November 1 through December 31, 1995. These losses will be used to offset any net realized capital gains realized during 1996, any losses not utilized in 1996 will be carried forward with an expiration date of December 31, 2004.

ORGANIZATION COSTS
The Trust incurred organization costs of $549,500, which have been capitalized and are being charged to operations ratably over a period of 60 months from the commencement of operations.

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR

In accordance with the Trust Agreement, State Street Bank and Trust Company (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P Index. For these services, the Trustee receives a fee at the following annual rates:


   NET ASSET VALUE OF THE TRUST       FEE AS A PERCENTAGE OF NET ASSET VALUE OF THE TRUST
   ----------------------------       ---------------------------------------------------

   $0 - $499,999,999                  15/100 of 1% per annum plus or minus the Adjustment Amount
   $500,000,000 - $999,999,999        13/100 of 1% per annum plus or minus the Adjustment Amount
   $1,000,000,000 - and above         11/100 of 1% per annum plus or minus the Adjustment Amount


The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of SPDRs and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended December 31, 1995 the Adjustment amount reduced the Trustee's fee by $114,926, of which $107,356 resulted from amounts earned by the Trustee with respect to cash held in the Trust.

For the fiscal year ended December 31, 1995, PDR Services Corporation (the "Sponsor", a wholly-owned subsidiary of the American Stock Exchange, Inc.) agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust which exceeded 20/100 of 1% for the period January 1, 1995 through November 1, 1995 and 19/100 of 1% for the period November 2, 1995 through December 31, 1995 per annum of the daily net asset value of the Trust. The amount of such reimbursement for the year ended December 31, 1995 was $180,244.

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1995


------------------------------------------------------------------------------

NOTE 4 -- TRUST TRANSACTIONS IN SPDRs

Transactions in SPDRs were as follows:


                                            YEAR ENDED                   YEAR ENDED
                                        DECEMBER 31, 1995            DECEMBER 31, 1994
                                      SPDRS         AMOUNT         SPDRS         AMOUNT
                                      -----         ------         -----         ------

SPDRs sold                          11,700,000  $640,975,632     8,750,000    $407,202,862
Dividend reinvestment SPDRs issued       1,291        69,292            65           3,079
SPDRs redeemed                      (4,650,000) (239,089,513)   (9,450,000)   (425,900,603)
Net income equalization received            --      (325,692)           --        (374,852)
                                    ----------  ------------    ----------    ------------
Net increase (decrease)              7,051,291  $401,629,719      (699,935)   $(19,069,514)
                                    ----------  ------------    ----------    ------------
                                    ----------  ------------    ----------    ------------

                                             PERIOD ENDED
                                          DECEMBER 31, 1993
                                        SPDRS            AMOUNT
                                        -----            ------

SPDRs sold                            9,750,000         $442,058,215
Dividend reinvestment SPDRs issued           --                   --
SPDRs redeemed                               --                   --
Net income equalization received             --             (672,224)
                                      ---------         ------------
Net increase (decrease)               9,750,000         $441,385,991
                                      ---------         -------------
                                      ---------         -------------


Except for under the Trust's dividend reinvestment plan, SPDRs are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. Transaction fees at scheduled amounts ranging from $250 to $1,500 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Trustee and used to offset the expense of processing orders. Throughout the period ended December 31, 1995, the Trustee voluntarily reduced or waived its fee for creations of Creation Units through the SPDR clearing process. The Trustee, in its sole discretion, may terminate such reductions or waivers, or modify its transaction fee schedule, subject to certain limitations.

NOTE 5 -- INVESTMENT TRANSACTIONS

For the year ended December 31, 1995, the Trust had in-kind contributions, redemptions, purchases and sales of investment securities of $639,954,540, $238,394,112, $25,728,012 and $25,720,467, respectively. At December 31,
1995, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation was $183,265,156 and gross unrealized depreciation was $9,242,428, resulting in net unrealized appreciation of $174,022,728.

SPDR TRUST SERIES 1
REPORT OF INDEPENDENT ACCOUNTANTS

------------------------------------------------------------------------------

To the Trustee and Unitholders of
SPDR Trust Series 1

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SPDR Trust Series 1 (the "Trust") at December 31, 1995 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.
These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
February 16, 1996


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SPDR TRUST SERIES 1

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SPONSOR
PDR Services Corporation
c/o American Stock Exchange, Inc.
86 Trinity Place
New York, NY  10006

TRUSTEE
State Street Bank and Trust Company
225 Franklin Street
Boston, MA  02110

DISTRIBUTOR
PDR Distributors, Inc. (a wholly-owned subsidiary
of Signature Financial Group, Inc.)
6 St. James Avenue
Boston, MA  02116

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
160 Federal Street
Boston, MA  02110

LEGAL COUNSEL
Orrick, Herrington & Sutcliffe
666 Fifth Aveue
New York, NY  10103